Allowance for Credit Losses and Credit Quality	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Allowance for Credit Losses and Credit Quality

NOTE 7 – ALLOWANCE FOR CREDIT LOSSES AND CREDIT QUALITY

Allowance for Credit Losses Activity

A summary of changes in the allowance for credit losses for the covered loan and non-covered loan portfolios for the years ended December 31 is as follows:

	2014
	Non-covered loans
(Dollars in thousands)	Legacy Loans	Acquired Loans	Covered Loans	Total
Allowance for credit losses
Balance at beginning of period	$67,342	$4,557	$71,175	$143,074

(Reversal of) Provision for loan losses before benefit attributable to FDIC loss share agreements	14,274	(1,546)	2,072	14,800
Adjustment attributable to FDIC loss share arrangements	—	—	4,260	4,260

Net (reversal of) provision for loan losses	14,274	(1,546)	6,332	19,060

Adjustment attributable to FDIC loss share arrangements	—	—	(4,260)	(4,260)
Transfer of balance to OREO	—	(933)	(6,390)	(7,323)
Transfer of balance to non-covered	—	8,661	(8,661)	—
Loans charged-off	(11,312)	(2,073)	(13,470)	(26,855)
Recoveries	5,870	527	38	6,435

Balance at end of period	$76,174	$9,193	$44,764	$130,131

Reserve for unfunded lending commitments
Balance, beginning of period	$11,147	$—	$—	$11,147
Provision for unfunded lending commitments	654	—	—	654

Balance at end of period	$11,801	$—	$—	$11,801

	2013
	Non-covered loans
	Legacy Loans	Acquired Loans	Covered Loans	Total
Allowance for loan losses
Balance at beginning of period	$74,211	$8,816	$168,576	$251,603

(Reversal of) Provision for loan losses before adjustment attributable to FDIC loss share agreements	6,828	(3,158)	(54,610)	(50,940)
Adjustment attributable to FDIC loss share arrangements	—	—	56,085	56,085

Net (reversal of) provision for loan losses	6,828	(3,158)	1,475	5,145

Adjustment attributable to FDIC loss share arrangements	—	—	(56,085)	(56,085)
Transfer of balance to OREO	—	(1,085)	(27,041)	(28,126)
Transfer of balance to the RULC	(9,828)	—	—	(9,828)
Loans charged-off	(10,686)	(31)	(15,764)	(26,481)
Recoveries	6,817	15	14	6,846

Balance at end of period	67,342	4,557	$71,175	$143,074

Reserve for unfunded lending commitments
Balance, beginning of period	—	—	—	—
Transfer of balance from the allowance for loan losses	9,828	—	—	9,828
Provision for unfunded lending commitments	1,319	—	—	1,319

Balance at end of period	$11,147	$—	$—	$11,147

	2012
	Non-covered loans
	Legacy Loans	Acquired Loans	Covered Loans	Total
Allowance for loan losses
Balance at beginning of period	$74,861	$—	$118,900	$193,761
Provision for loan losses before adjustment attributable to FDIC loss share agreements	3,804	9,799	91,153	104,756
Adjustment attributable to FDIC loss share arrangements	—	—	(84,085)	(84,085)

Net provision for loan losses	3,804	9,799	7,068	20,671

Adjustment attributable to FDIC loss share arrangements	—	—	84,085	84,085
Transfer of balance to OREO	—	(826)	(26,343)	(27,169)
Loans charged-off	(9,728)	(179)	(15,153)	(25,060)
Recoveries	5,274	22	19	5,315

Balance at end of period	$74,211	$8,816	$168,576	$251,603

A summary of changes in the allowance for credit losses for non-covered loans, by loan portfolio type, for the years ended December 31 is as follows:

	2014
(Dollars in thousands)	Commercial Real Estate	Commercial Business	Residential Mortgage	Consumer	Total
Allowance for loan losses
Balance at beginning of period	$26,590	$28,515	$2,546	$14,248	$71,899
(Reversal of) Provision for loan losses	(295)	4,302	694	8,027	12,728
Transfer of balance to OREO	—	(868)	—	(65)	(933)
Transfer of balance to non-covered	6,009	1,699	—	953	8,661
Loans charged off	(2,247)	(1,659)	(613)	(8,866)	(13,385)
Recoveries	2,964	105	248	3,080	6,397

Balance at end of period	$33,021	$32,094	$2,875	$17,377	$85,367

Reserve for unfunded commitments
Balance at beginning of period	$3,089	$4,839	$72	$3,147	$11,147
(Reversal of) Provision for unfunded commitments	350	421	96	(213)	654

Balance at end of period	$3,439	$5,260	$168	$2,934	$11,801

Allowance on loans individually evaluated for impairment	$20	$407	$—	$3	$430
Allowance on loans collectively evaluated for impairment	33,001	31,687	2,875	17,374	84,939

Loans, net of unearned income:
Balance at end of period	$4,216,007	$3,377,689	$952,273	$2,450,531	$10,996,500
Balance at end of period individually evaluated for impairment	7,013	3,988	—	699	11,700
Balance at end of period collectively evaluated for impairment	4,186,968	3,369,982	936,604	2,438,569	10,932,123
Balance at end of period acquired with deteriorated credit quality	22,026	3,719	15,669	11,263	52,677

	2013
	Commercial	Commercial	Residential
(Dollars in thousands)	Real Estate	Business	Mortgage	Consumer	Total
Allowance for credit losses
Balance at beginning of period	$38,264	$28,721	$2,125	$13,917	$83,027
(Reversal of) Provision for loan losses	(8,830)	3,543	860	8,097	3,670
Transfer of balance to OREO	(319)	(113)	(646)	(7)	(1,085)
Transfer of balance to the RULC	(2,939)	(3,497)	(40)	(3,352)	(9,828)
Loans charged off	(2,940)	(516)	(518)	(6,743)	(10,717)
Recoveries	3,354	377	765	2,336	6,832

Balance at end of period	$26,590	$28,515	$2,546	$14,248	$71,899

Reserve for unfunded commitments
Balance at beginning of period	$—	$—	$—	$—	$—
Transfer of balance from the allowance for loan losses	2,939	3,497	40	3,352	9,828
Provision for unfunded commitments	150	1,342	32	(205)	1,319

Balance at end of period	$3,089	$4,839	$72	$3,147	$11,147

Allowance on loans individually evaluated for impairment	$8	$841	$180	$—	$1,029
Allowance on loans collectively evaluated for impairment	26,582	27,674	2,366	14,248	70,870

Loans, net of unearned income:
Balance at end of period	$3,479,973	$2,959,088	$432,507	$1,900,658	$8,772,226
Balance at end of period individually evaluated for impairment	8,705	15,812	1,407	258	26,182
Balance at end of period collectively evaluated for impairment	3,459,028	2,943,246	430,974	1,899,013	8,732,261
Balance at end of period acquired with deteriorated credit quality	12,240	30	126	1,387	13,783

	2012
	Commercial	Commercial	Residential
(Dollars in thousands)	Real estate	Business	Mortgage	Consumer	Total
Allowance for credit losses
Balance at beginning of period	$35,604	$25,705	$897	$12,655	$74,861
(Reversal of) Provision for loan losses	1,786	4,021	2,578	5,218	13,603
Transfer of balance to OREO	(292)	—	(525)	(9)	(826)
Loans charged off	(2,000)	(1,116)	(863)	(5,928)	(9,907)
Recoveries	3,166	111	38	1,981	5,296

Balance at end of period	$38,264	$28,721	$2,125	$13,917	$83,027

Allowance on loans individually evaluated for impairment	$226	$449	$163	$42	$880
Allowance on loans collectively evaluated for impairment	38,038	28,272	1,962	13,875	82,147

Loans, net of unearned income:
Balance at end of period	$2,990,700	$2,450,667	$290,040	$1,674,417	$7,405,824
Balance at end of period individually evaluated for impairment	28,052	4,401	1,703	315	34,471
Balance at end of period collectively evaluated for impairment	2,906,792	2,442,796	288,007	1,669,067	7,306,662
Balance at end of period acquired with deteriorated credit quality	55,856	3,470	330	5,035	64,691

A summary of changes in the allowance for credit losses for covered loans, by loan portfolio type, for the years ended December 31 is as follows:

	2014
(Dollars in thousands)	Commercial Real Estate	Commercial Business	Residential Mortgage	Consumer	Total
Allowance for loan losses
Balance at beginning of period	$38,772	$5,380	$10,889	$16,134	$71,175
(Reversal of) Provision for loan losses	3,058	399	1,168	1,707	6,332
(Decrease) Increase in FDIC loss share receivable	227	509	(3,854)	(1,142)	(4,260)
Transfer of balance to OREO	(1,897)	(1,162)	(1,719)	(1,612)	(6,390)
Transfer of balance to non-covered	(6,009)	(1,699)	—	(953)	(8,661)
Loans charged off	(10,117)	(2,192)	(198)	(963)	(13,470)
Recoveries	38	—	—	—	38

Balance at end of period	$24,072	$1,235	$6,286	$13,171	$44,764

Allowance on loans individually evaluated for impairment	$—	$—	$—	$—	$—
Allowance on loans collectively evaluated for impairment	24,072	1,235	6,286	13,171	44,764

Loans, net of unearned income:
Balance at end of period	$189,126	$31,260	$128,024	$96,134	$444,544
Balance at end of period individually evaluated for impairment	—	—	—	—	—
Balance at end of period collectively evaluated for impairment	187,873	31,260	105,106	82,773	407,012
Balance at end of period acquired with deteriorated credit quality	1,253	—	22,918	13,361	37,532

	2013
(Dollars in thousands)	Commercial Real Estate	Commercial Business	Residential Mortgage	Consumer	Total
Allowance for credit losses
Balance at beginning of period	$100,871	$11,375	$22,566	$33,764	$168,576
(Reversal of) Provision for loan losses	1,523	(649)	286	315	1,475
(Decrease) Increase in FDIC loss share receivable	(28,238)	(5,032)	(4,896)	(17,919)	(56,085)
Transfer of balance to OREO	(19,634)	(314)	(7,067)	(26)	(27,041)
Loans charged off	(15,764)	—	—	—	(15,764)
Recoveries	14	—	—	—	14

Balance at end of period	$38,772	$5,380	$10,889	$16,134	$71,175

Allowance on loans individually evaluated for impairment	$—	$—	$—	$—	$—
Allowance on loans collectively evaluated for impairment	38,772	5,380	10,889	16,134	71,175

Loans, net of unearned income:
Balance at end of period	$387,332	$37,025	$154,025	$141,411	$719,793
Balance at end of period individually evaluated for impairment	—	—	—	—	—
Balance at end of period collectively evaluated for impairment	372,428	37,025	125,802	118,461	653,716
Balance at end of period acquired with deteriorated credit quality	14,904	—	28,223	22,950	66,077

	2012
(Dollars in thousands)	Commercial Real estate	Commercial business	Residential Mortgage	Consumer	Total
Allowance for credit losses
Balance at beginning of period	$69,175	$9,788	$21,184	$18,753	$118,900
(Reversal of) Provision for loan losses	4,970	964	323	811	7,068
(Decrease) Increase in FDIC loss share receivable	51,543	3,616	13,895	15,031	84,085
Transfer of balance to OREO	(11,202)	(2,993)	(11,323)	(825)	(26,343)
Loans charged off	(13,631)	—	(1,513)	(9)	(15,153)
Recoveries	16	—	—	3	19

Balance at end of period	$100,871	$11,375	$22,566	$33,764	$168,576

Allowance on loans individually evaluated for impairment	$—	$—	$—	$—	$—
Allowance on loans collectively evaluated for impairment	100,871	11,375	22,566	33,764	168,576

Loans, net of unearned income:
Balance at end of period	$640,843	$87,051	$187,164	$177,698	$1,092,756
Balance at end of period individually evaluated for impairment	—	—	—	—	—
Balance at end of period collectively evaluated for impairment	473,101	84,294	166,932	154,784	879,111
Balance at end of period acquired with deteriorated credit quality	167,742	2,757	20,232	22,914	213,645

Credit Quality

The Company’s investment in non-covered loans by credit quality indicator is presented in the following tables. Because of the difference in accounting for acquired loans, the tables below further segregate the Company’s non-covered loans between legacy loans and acquired loans. Loan premiums/discounts in the tables below represent the adjustment of non-covered acquired loans to fair value at the acquisition date, as adjusted for income accretion and changes in cash flow estimates in subsequent periods. Asset risk classifications for commercial loans reflect the classification as of December 31, 2014 and 2013, respectively. Credit quality information in the tables below includes loans acquired at the gross loan balance, prior to the application of premiums/discounts, at December 31, 2014 and 2013.

	Legacy loans
	December 31, 2014					December 31, 2013
(Dollars in thousands)	Pass	Special Mention	Sub- standard	Doubtful	Total	Pass	Special Mention	Sub- standard	Doubtful	Total
Commercial real estate - Construction	$483,930	$240	$69	$—	$484,239	$370,824	$9,309	$2,962	$—	$383,095
Commercial real estate - Other	3,161,593	49,847	22,217	162	3,233,819	2,694,161	27,227	30,308	113	2,751,809
Commercial business	3,245,912	7,330	28,965	1,933	3,284,140	2,866,794	6,164	32,167	926	2,906,051

Total	$6,891,435	$57,417	$51,251	$2,095	$7,002,198	$5,931,779	$42,700	$65,437	$1,039	$6,040,955

	Legacy loans
	December 31, 2014			December 31, 2013
(Dollars in thousands)	Current	30+ Days Past Due	Total	Current	30+ Days Past Due	Total
Residential mortgage - Prime	$392,900	$15,310	$408,210	$286,167	$11,640	$297,807
Residential mortgage - Subprime	115,889	3,595	119,484	114,939	1,626	116,565
Consumer - Home equity	1,278,865	12,111	1,290,976	1,091,894	9,333	1,101,227
Consumer - Indirect automobile	392,504	4,262	396,766	370,388	2,995	373,383
Consumer - Credit card	71,297	1,448	72,745	62,873	769	63,642
Consumer - Other	375,853	2,482	378,335	293,693	1,049	294,742

Total	$2,627,308	$39,208	$2,666,516	$2,219,954	$27,412	$2,247,366

	Non-covered acquired loans
	December 31, 2014						December 31, 2013
(Dollars in thousands)	Pass	Special Mention	Substandard	Doubtful	Discount	Total	Pass	Special Mention	Substandard	Doubtful	Discount	Total
Commercial real estate - Construction	$24,118	$2,006	$4,624	$—	$(1,170)	$29,578	$21,244	$—	$1,519	$—	$(2,532)	$20,231
Commercial real estate - Other	445,557	12,794	49,139	—	(39,119)	468,371	350,412	5,096	21,413	93	(52,176)	324,838
Commercial business	91,837	1,861	4,818	257	(5,224)	93,549	53,533	517	1,901	—	(2,914)	53,037

Total	$561,512	$16,661	$58,581	$257	$(45,513)	$591,498	$425,189	$5,613	$24,833	$93	$(57,622)	$398,106

	Non-covered acquired loans
	December 31, 2014				December 31, 2013
(Dollars in thousands)	Current	30+ Days Past Due	Premium (discount)	Total	Current	30+ Days Past Due	Premium (discount)	Total
Residential mortgage - Prime	$418,552	$11,858	$(5,831)	$424,579	$18,796	$226	$(887)	$18,135
Consumer - Home equity	216,310	9,808	(8,419)	217,699	53,995	5,071	(5,623)	53,443
Consumer - Indirect automobile	393	39	(40)	392	1,725	128	—	1,853
Consumer - Other	94,315	3,520	(4,217)	93,618	12,598	1,251	(1,481)	12,368

Total	$729,570	$25,225	$(18,507)	$736,288	$87,114	$6,676	$(7,991)	$85,799

The Company’s investment in covered loans by credit quality indicator is presented in the following table. Loan premiums/discounts in the tables below represent the adjustment of covered loans to net book value before allowance at the reporting date.

	Covered loans
	December 31, 2014					December 31, 2013
(Dollars in thousands)	Pass	Special Mention	Substandard	Doubtful	Total	Pass	Special Mention	Substandard	Doubtful	Total
Commercial real estate - Construction	$34,731	$1,928	$8,008	$—	$44,667	$42,886	$7,401	$23,891	$497	$74,675
Commercial real estate - Other	87,509	20,422	51,252	—	159,183	148,579	49,699	144,680	3,267	346,225
Commercial business	23,380	395	9,275	—	33,050	30,710	780	14,556	984	47,030

	$145,620	$22,745	$68,535	$—	$236,900	$222,175	$57,880	$183,127	$4,748	$467,930

Discount					(16,514)					(43,573)

Total					$220,386					$424,357

	Covered loans
	December 31, 2014				December 31, 2013
(Dollars in thousands)	Current	30+ Days Past Due	Premium (discount)	Total	Current	30+ Days Past Due	Premium (discount)	Total
Residential prime	$140,628	$22,058	$(34,662)	$128,024	$158,710	$30,814	$(35,499)	$154,025
Consumer - Home equity	99,478	16,542	(23,590)	92,430	143,236	35,811	(41,925)	137,122
Consumer - Credit card	614	34	—	648	648	31	—	679
Consumer - Other	337	18	2,701	3,056	591	144	2,875	3,610

Total	$241,057	$38,652	$(55,551)	$224,158	$303,185	$66,800	$(74,549)	$295,436

Legacy Impaired Loans

Information on the Company’s investment in legacy impaired loans is presented in the following tables as of and for the periods indicated.

	December 31, 2014
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial real estate	$6,680	$6,680	$—	$6,703	$132
Commercial business	2,483	2,483	—	2,873	57

Consumer - Home equity	682	682	—	696	19

With an allowance recorded:
Commercial real estate	1,068	1,093	(25)	1,158	39
Commercial business	1,212	1,620	(408)	2,117	23

Residential mortgage - Prime	10,532	10,768	(236)	10,577	11
Residential mortgage - Subprime	3,579	3,595	(16)	3,686	99

Consumer - Home equity	7,121	7,165	(44)	7,544	43
Consumer - Indirect automobile	1,410	1,419	(9)	2,016	51
Consumer - Credit card	1,012	1,032	(20)	797	—
Consumer - Other	781	790	(9)	1,009	39

Total	$36,560	$37,327	$(767)	$39,176	$513

Total commercial loans	$11,443	$11,876	$(433)	$12,851	$251
Total mortgage loans	14,111	14,363	(252)	14,263	110
Total consumer loans	11,006	11,088	(82)	12,062	152

	December 31, 2013
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial real estate	$8,567	$8,567	$—	$10,443	$43
Commercial business	13,256	13,256	—	11,074	170

Consumer - Home equity	258	258	—	281	1

With an allowance recorded:
Commercial real estate	1,268	1,284	(16)	4,414	8
Commercial business	1,927	2,770	(843)	2,892	100

Residential mortgage - Prime	9,791	10,019	(228)	8,096	98
Residential mortgage - Subprime	1,617	1,626	(9)	1,579	—

Consumer - Home equity	6,506	6,550	(44)	7,593	93
Consumer - Indirect automobile	1,267	1,275	(8)	2,090	55
Consumer - Credit card	404	411	(7)	418	—
Consumer - Other	481	485	(4)	765	19

Total	$45,342	$46,501	$(1,159)	$49,645	$587

Total commercial loans	$25,018	$25,877	$(859)	$28,823	$321
Total mortgage loans	11,408	11,645	(237)	9,675	98
Total consumer loans	8,916	8,979	(63)	11,147	168

As of December 31, 2014 and 2013, the Company was not committed to lend additional funds to any customer whose loan was classified as impaired or as a troubled debt restructuring.